DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 2, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Capital Growth Fund, DWS Core Equity Fund, DWS Small Cap Core Fund, DWS Small Cap Growth Fund and DWS CROCI® U.S. Fund (the “Funds”), each a series of Deutsche DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 255 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 27, 2021.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.